Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 07, 2025	Apr. 30, 2025	Feb. 28, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 13, 2025
Subsequent Events [Abstract]
Gain on vessel's sale					$ 0	$ 15,683	$ 9,543
Payment of dividends on preferred shares					1,833	1,889	941
Series B Preferred Stock [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares					$ 52	$ 55
Dividends paid per share (in dollars per share)					$ 1	$ 1
Series B Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares							411
Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares					$ 1,781	$ 1,834
Dividends paid per share (in dollars per share)					$ 1.25	$ 1.25
Series C Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares					$ 1,643	$ 1,643	$ 411
Shipbuilding Construction Contracts [Member] | Hull 1515 [Member]
Subsequent Events [Abstract]
Installment payment made						$ 9,488
Forecast [Member] | P. Yanbu [Member]
Subsequent Events [Abstract]
Gain on vessel's sale				$ 21,500
Subsequent Event [Member] | Related Party [Member] | Mango [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares	$ 411
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares	$ 13
Dividends paid per share (in dollars per share)	$ 0.25
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares	$ 445
Dividends paid per share (in dollars per share)	$ 0.3125
Subsequent Event [Member] | P. Yanbu [Member]
Subsequent Events [Abstract]
Sales price of vessel								$ 39,000
Subsequent Event [Member] | P. Sophia [Member]
Subsequent Events [Abstract]
Sales price of vessel	$ 36,050
Increase in sales price of vessel if delivered on or before September 30, 2025	$ 1,000
Subsequent Event [Member] | Shipbuilding Construction Contracts [Member] | Hull 1515 [Member]
Subsequent Events [Abstract]
Installment payment made			$ 6,325
Subsequent Event [Member] | Shipbuilding Construction Contracts [Member] | Hull 1596 [Member]
Subsequent Events [Abstract]
Installment payment made		$ 6,485
Subsequent Event [Member] | Shipbuilding Construction Contracts [Member] | Hull 1597 [Member]
Subsequent Events [Abstract]
Installment payment made			$ 6,485